Schedule of Inventory, Current (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components, spare parts	€ 3,650	€ 4,032
Work-in-progress	876	566
Finished goods	910	600
Total gross inventories	5,436	5,198
Less: provision for slow-moving inventory	(737)	(934)
Total	€ 4,698	€ 4,263